Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000205376
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	XYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xyld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
AssetsNet	$ 3,106,126,884
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 9,215,869
InvestmentCompanyPortfolioTurnover	4.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,106,126,884	505	$9,215,869	4.94%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.9%
Exchange-Traded Fund	0.1%
Real Estate	1.9%
Materials	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.0%
Health Care	8.6%
Industrials	9.0%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.2%
Information Technology	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xyld/
C000205375
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	QYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qyld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 8,345,243,910
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 24,316,725
InvestmentCompanyPortfolioTurnover	17.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,345,243,910	102	$24,316,725	17.27%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-3.5%
Real Estate	0.1%
Financials	0.2%
Energy	0.6%
Materials	1.2%
Utilities	1.4%
Industrials	3.8%
Health Care	4.3%
Consumer Staples	7.9%
Consumer Discretionary	12.7%
Communication Services	15.6%
Information Technology	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Apple	7.3%
Microsoft	5.5%
Amazon.com	5.2%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.8%
Broadcom	3.6%
Tesla	3.5%
Meta Platforms, Cl A	3.3%
Walmart	3.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qyld/
C000210451
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call ETF
Class Name	Global X Russell 2000 Covered Call ETF
Trading Symbol	RYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ryld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$31	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[3]
AssetsNet	$ 1,319,038,806
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,818,555
InvestmentCompanyPortfolioTurnover	7.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,319,038,806	9	$3,818,555	7.12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-2.0%
WarrantFootnote Reference**	0.0%
RightsFootnote Reference**	0.0%
Exchange-Traded Fund	102.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Rain Oncology CVR	0.0%
Written Option - Russell 2000 Index, $2,785, 05/15/26	-2.0%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ryld/
C000221195
Shareholder Report [Line Items]
Fund Name	Global X Nasdaq 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	QYLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[4]
AssetsNet	$ 141,307,327
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 232,081
InvestmentCompanyPortfolioTurnover	12.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,307,327	102	$232,081	12.33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.7%
Real Estate	0.1%
Financials	0.2%
Energy	0.7%
Materials	1.1%
Utilities	1.4%
Industrials	3.7%
Health Care	4.3%
Consumer Staples	7.8%
Consumer Discretionary	12.4%
Communication Services	15.3%
Information Technology	54.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.7%
Apple	7.1%
Microsoft	5.4%
Amazon.com	5.1%
Alphabet, Cl A	4.0%
Alphabet, Cl C	3.7%
Broadcom	3.5%
Tesla	3.4%
Meta Platforms, Cl A	3.2%
Walmart	3.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qylg/
C000221194
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	XYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 63,776,407
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 108,806
InvestmentCompanyPortfolioTurnover	2.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$63,776,407	504	$108,806	2.66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-1.0%
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.5%
Consumer Staples	5.0%
Health Care	8.6%
Industrials	8.9%
Consumer Discretionary	10.1%
Communication Services	11.1%
Financials	12.1%
Information Technology	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	6.5%
Microsoft	5.0%
Amazon.com	4.2%
Alphabet, Cl A	3.7%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xylg/
C000228848
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	QRMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qrmi/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[6]
AssetsNet	$ 16,258,549
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 48,735
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$16,258,549	105	$48,735	9.70%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-3.5%
Real Estate	0.1%
Purchased Options	0.2%
Financials	0.2%
Energy	0.6%
Materials	1.2%
Utilities	1.4%
Industrials	3.8%
Health Care	4.3%
Consumer Staples	7.9%
Consumer Discretionary	12.6%
Communication Services	15.6%
Information Technology	55.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.3%
Microsoft	5.5%
Amazon.com	5.2%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.8%
Broadcom	3.6%
Tesla	3.5%
Meta Platforms, Cl A	3.3%
Walmart	3.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qrmi/
C000228854
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	XRMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xrmi/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
AssetsNet	$ 48,879,003
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 132,191
InvestmentCompanyPortfolioTurnover	3.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,879,003	507	$132,191	3.41%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-1.9%
Purchased Options	0.1%
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.1%
Health Care	8.6%
Industrials	8.9%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.2%
Information Technology	35.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xrmi/
C000234113
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	DJIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/djia/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$30	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[8]
AssetsNet	$ 169,056,820
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 468,514
InvestmentCompanyPortfolioTurnover	3.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$169,056,820	31	$468,514	3.39%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.9%
Communication Services	1.9%
Energy	2.4%
Materials	4.0%
Consumer Staples	4.5%
Consumer Discretionary	11.6%
Health Care	13.2%
Information Technology	17.2%
Industrials	18.5%
Financials	27.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	11.6%
Caterpillar	11.1%
Microsoft	5.1%
UnitedHealth Group	4.6%
Amgen	4.3%
Visa, Cl A	4.1%
Home Depot	4.1%
American Express	4.0%
Sherwin-Williams	4.0%
JPMorgan Chase	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/djia/
C000238169
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call & Growth ETF
Class Name	Global X Russell 2000 Covered Call & Growth ETF
Trading Symbol	RYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
AssetsNet	$ 7,955,430
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 13,871
InvestmentCompanyPortfolioTurnover	3.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,955,430	3	$13,871	3.08%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-1.0%
Exchange-Traded Fund	100.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	100.9%
Written Option - Cboe Mini-Russell 2000 Index, $278, 05/15/26	0.0%
Written Option - Russell 2000 Index, $2,785, 05/15/26	-1.0%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rylg/
C000234112
Shareholder Report [Line Items]
Fund Name	Global X Information Technology Covered Call & Growth ETF
Class Name	Global X Information Technology Covered Call & Growth ETF
Trading Symbol	TYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$29	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[10]
AssetsNet	$ 12,672,303
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 31,495
InvestmentCompanyPortfolioTurnover	4.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,672,303	75	$31,495	4.30%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-2.8%
Information Technology	50.7%
Exchange-Traded Fund	52.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR ETF	52.0%
NVIDIA	7.5%
Apple	6.2%
Microsoft	4.7%
Broadcom	3.1%
Micron Technology	2.2%
Advanced Micro Devices	2.2%
Intel	1.7%
Cisco Systems	1.4%
Lam Research	1.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tylg/
C000243329
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	DYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dylg/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[11]
AssetsNet	$ 5,888,949
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 9,395
InvestmentCompanyPortfolioTurnover	1.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,888,949	31	$9,395	1.97%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.4%
Communication Services	1.9%
Energy	2.4%
Materials	4.0%
Consumer Staples	4.4%
Consumer Discretionary	11.6%
Health Care	13.1%
Information Technology	17.1%
Industrials	18.4%
Financials	27.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	11.5%
Caterpillar	11.1%
Microsoft	5.0%
UnitedHealth Group	4.6%
Amgen	4.3%
Visa, Cl A	4.1%
Home Depot	4.1%
American Express	4.0%
Sherwin-Williams	4.0%
JPMorgan Chase	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dylg/
C000249082
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure Covered Call ETF
Class Name	Global X MLP & Energy Infrastructure Covered Call ETF
Trading Symbol	MLPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$32	0.60%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[12]
AssetsNet	$ 28,854,491
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 54,461
InvestmentCompanyPortfolioTurnover	4.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,854,491	2	$54,461	4.69%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-5.6%
Exchange-Traded Fund	105.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	105.5%
Written Option - Global X MLP & Energy Infrastructure ETF, $71, 05/15/26	-5.6%
Footnote	Description
Footnote**	Affiliated Investment.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpd/

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.